[GRAPHIC]

                                                      1999 SEMIANNUAL REPORT




                            AMERICAN SELECT
                            PORTFOLIO
                            SLA









[LOGO]-SM- FIRST AMERICAN
           ASSET MANAGEMENT

                                                     [LOGO]-SM- FIRST AMERICAN
                                                                ASSET MANAGEMENT


CONTENTS

 1  Fund Overview

 4  Financial Statements and Notes

14  Investments in Securities

16  Shareholder Update

--------------------------------------------------------------------------------

AMERICAN SELECT PORTFOLIO

PRIMARY INVESTMENTS Mortgage-related assets that directly or indirectly represent a participation in or are secured by and payable from mortgage loans. The fund may also invest in asset-backed securities, U.S. government securities, corporate debt securities, municipal obligations, unregistered securities and mortgage servicing rights. The fund may borrow using reverse repurchase agreements and revolving credit facilities. Use of certain of these investments and investment techniques may cause the fund's net asset value to fluctuate to a greater extent than would be expected from interest rate movements alone.

FUND OBJECTIVE High level of current income. Its secondary objective is to seek capital appreciation. As with other investment companies, there can be no assurance this fund will achieve its objective.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

Based on net asset value for the periods ended May 31, 1999

[CHART]

                                                                 Since Inception
                              One Year          Five Year          9/21/1993
                              --------          ---------       ---------------
American Select Portfolio      7.66%             10.38%             7.11%
Lehman Brothers Mutual Fund
  Government/Mortgage Index    4.66%              7.76%             6.17%

The average annual total returns for American Select Portfolio are based on the change in its net asset value (NAV), assume all distributions were reinvested and do not reflect sales charges. NAV-based performance is used to measure investment management results.

Average annual total returns based on the change in market price for the one-year, five-year and since-inception periods ended May 31, 1999, were 14.22%, 11.06% and 5.98%, respectively. These returns assume reinvestment of all distributions and reflect sales charges on distributions as described in the fund's dividend reinvestment plan, but not on initial purchases.


PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THIS INVESTMENT. NEITHER SAFETY OF PRINCIPAL NOR STABILITY OF INCOME IS GUARANTEED. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost. Closed-end funds, such as this fund, often trade at discounts to net asset value.

Therefore, you may be unable to realize the full net asset value of your shares when you sell.

The fund uses the Lehman Brothers Mutual Fund Government/Mortgage Index as a benchmark. Although we believe this is the most appropriate benchmark available, it is not a perfect match. The benchmark index is comprised of U.S. government securities while American Select Portfolio is comprised primarily of non-securitized, illiquid whole loans. This limits the ability of the fund to respond quickly to market changes.

The Lehman Brothers Mutual Fund Government/Mortgage Index is comprised of all U.S. government agency and Treasury securities and agency mortgage-backed securities. Developed by Lehman Brothers for comparative use by the mutual fund industry, this index is unmanaged and does not include any fees or expenses in its total return calculations.

The since-inception number for the Lehman index is calculated from the month end following the fund's inception through May 31, 1999.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
           NOT FDIC INSURED     NO BANK GUARANTEE     MAY LOSE VALUE
--------------------------------------------------------------------------------

FUND OVERVIEW
--------------------------------------------------------------------------------

FUND MANAGEMENT

JOHN WENKER
is primarily responsible for the management of American Select Portfolio. He has 13 years of financial experience.

DAVID STEELE
assists with the management of American Select Portfolio. He has 20 years of financial experience.

RUSS KAPPENMAN
assists with the management of American Select Portfolio. He has 13 years of financial experience.

JULY 15, 1999

FOR THE SIX-MONTH PERIOD ENDED MAY 31, 1999, AMERICAN SELECT PORTFOLIO HAD A NET ASSET VALUE TOTAL RETURN OF 3.29%, WITH MUCH OF THE RETURN ATTRIBUTABLE TO INCOME GENERATED BY THE FUND.* This compares to a -0.58% return for the Lehman Brothers Mutual Fund Government/Mortgage Index. The fund's total return based on market price was 6.02%.* As of May 31, 1999, the fund traded at a discount to net asset value; the market price was $12.31 per share with a net asset value of $12.86 per share.

ALONG WITH ITS STABLE SHARE PRICE, THE FUND CONTINUED TO PROVIDE AN ATTRACTIVE DIVIDEND. For the six-month period, dividends paid amounted to $0.53 per share. The fund's annualized distribution rate was 8.53% based on the May 31 market price of $12.31 per share. Current monthly earnings of $0.0835 per share (based on an average of the three months ended May 31) would result in an annualized earnings rate of 8.14% based on the May 31 market price. Of course, past performance is no guarantee of future results, and those rates will fluctuate.

THE FUND'S MONTHLY DIVIDEND REMAINED AT $0.0875 PER SHARE. The dividend reserve fell from $0.0965 per share to $0.0804 per share over the reporting period. However, this reserve continues to support dividend levels. For most of the year, we continued to benefit from high income generated by loans held in the portfolio. This has played a major role in allowing us to hold the dividend fairly steady.


* All returns assume reinvestment of distributions and do not reflect sales charges, except the fund's total return based on market price, which does reflect sales charges on distributions as described in the fund's dividend reinvestment plan, but not on initial purchases. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost.

PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

As a percentage of total assets on May 31, 1999

[CHART]

Short-term Securities             1%
Commercial Loans                 14%
U.S. Treasury Securities         14%
Single Family Loans              11%
Multifamily Loans                51%
U.S. Agency Fixed-rate
 Mortgage-backed Securities       8%
Other Assets                      1%

DELINQUENT LOAN PROFILE
--------------------------------------------------------------------------------
The chart below shows the percentage of single family loans** in the portfolio that are 30, 60, 90 or 120 days delinquent as of May 31, 1999, based on principal amounts outstanding.

Current                 95.8%
-----------------------------
30 Days                  3.4%
-----------------------------
60 Days                    0%
-----------------------------
90 Days                    0%
-----------------------------
120+ Days                0.8%
-----------------------------

** As of May 31, 1999, there were no multifamily or commercial loans delinquent.


        1     1999   SEMIANNUAL REPORT     AMERICAN SELECT PORTFOLIO

FUND OVERVIEW CONTINUED
--------------------------------------------------------------------------------

THE FUND MAINTAINED ITS FOCUSED STRATEGY. Single family, multifamily and commercial whole loans represent approximately 76% of total assets, with the remainder invested primarily in U.S. Treasury securities and FNMA mortgage-backed securities. As the fund's original multifamily loans continue to mature, we will seek to diversify the portfolio with single family and commercial loans. The portfolio composition chart on page one shows our progress to date. The higher interest rate environment of the last six months slowed mortgage prepayments in the portfolio. This has helped maintain income at attractive levels.

SINCE THE CAPITAL MARKETS VOLATILITY IN THE FALL OF 1998, THE COMMERCIAL REAL ESTATE MARKET HAS BEEN RELATIVELY STABLE. Commercial new construction has slowed for most property types and property sales have slowed as well. Generally, real estate markets across the country are in equilibrium with supply and demand in balance. This should help extend the real estate cycle and create a better outlook in the near term for the real estate risk associated with the fund.

AS WE HAVE STATED IN THE PAST, LOAN PREPAYMENTS OCCURRING IN TODAY'S INTEREST RATE ENVIRONMENT ARE TYPICALLY REINVESTED IN LOWER-YIELDING SECURITIES. Depending on interest rate and market trends in the months and years to come, this may eventually result in a reduced dividend. We continue to do all we can to find securities that offer current attractive yields within proper risk/reward relationships.

GEOGRAPHICAL DISTRIBUTION
------------------------------------------------------------------------------
We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect principal value of whole loans as of May 31, 1999. Shaded areas without values indicate states in which the fund has invested less than 0.50% of its assets.


[MAP]

Alabama             less than 0.50%
Alaska              less than 0.50%
Arizona             11%
Arkansas            less than 0.50%
California          5%
Colorado            3%
Connecticut         less than 0.50%
Delaware            less than 0.50%
Florida             1%
Georgia             2%
Hawaii              1%
Idaho               1%
Illinois            2%
Indiana             less than 0.50%
Iowa                less than 0.50%
Kansas
Kentucky
Louisiana           3%
Maine
Maryland            1%
Massachusetts       1%
Michigan            6%
Minnesota           7%
Mississippi
Missouri            2%
Montana             less than 0.50%
Nebraska            1%
New Hampshire       less than 0.50%
New Jersey          1%
New Mexico          2%
New York            1%
Nevada              2%
North Carolina      4%
North Dakota
Ohio                2%
Oklahoma            11%
Oregon              less than 0.50%
Pennsylvania        less than 0.50%
Rhode Island        less than 0.50%
South Carolina      less than 0.50%
South Dakota        less than 0.50%
Tennessee           less than 0.50%
Texas               27%
Utah                1%
Vermont             less than 0.50%
Virginia            less than 0.50%
Washington          2%
West Virginia
Wisconsin
Wyoming             less than 0.50%

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        2     1999   SEMIANNUAL REPORT     AMERICAN SELECT PORTFOLIO

FUND OVERVIEW CONTINUED
--------------------------------------------------------------------------------

THE FUND ACCEPTS CREDIT RISK THROUGH ITS INVESTMENT IN WHOLE LOANS. The fund bears the risk of loss that could arise from defaults on the underlying loans. To the extent that proceeds from the sale are less than the fund paid for the loan, the fund could suffer a loss. The fund has experienced no credit losses since its inception. Over the past six months, gains due to foreclosure amounted to $0.001 per share. One advantage of the fund's investments in whole loans is that it can benefit from prepayment penalties on multifamily and commercial loans and from mortgage discount paydowns (loans purchased at a discount paying off at par). Since-inception gains from prepayment penalties have amounted to $0.20 per share and gains from mortage discount paydowns have amounted to $0.10 per share. Through the reporting period, gains from prepayment penalties amounted to $0.03 per share and gains from mortgage discount paydowns amounted to $0.02 per share.

THANK YOU FOR YOUR INVESTMENT IN AMERICAN SELECT PORTFOLIO. We are pleased that the fund continues to generate a competitive return and stable income. Our attempts to control the credit risk inherent in this fund will continue. We appreciate your faith in our abilities and look forward serving you in the coming year.

VALUATION OF WHOLE LOAN INVESTMENTS
--------------------------------------------------------------------------------
The fund's investments in whole loans (single family, multifamily and commercial), participation mortgages and mortgage servicing rights are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at "fair value" according to procedures adopted by the fund's board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted pursuant to a First American Asset Management pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates and changes in the real or perceived liquidity of whole loans, participation mortgages or mortgage servicing rights, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads and creditworthiness are factored into the pricing model each week. Certain mortgage loan information is received on a monthly basis and includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile and the historical payment record. Valuations of whole loans are determined no less frequently than weekly.

POSSIBLE REPURCHASE OFFER
--------------------------------------------------------------------------------
First American Asset Management intends to recommend that the fund's board of directors authorize the repurchase by the fund of up to 10% of its outstanding shares at net asset value if the average discount between the fund's net asset value and market price exceeds 5% during the 12 weeks preceding October 1. If the recommendation is approved by the fund's board, repurchase offers are expected to be mailed to shareholders in October, with share repurchases occurring in December.

--------------------------------------------------------------------------------


        3     1999   SEMIANNUAL REPORT     AMERICAN SELECT PORTFOLIO

               FINANCIAL STATEMENTS (Unaudited)

--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES  May 31, 1999
 ................................................................................

ASSETS:
Investments in securities at market value* (note 2)  .......     $222,260,204
Cash in bank on demand deposit  ............................         183,054
Accrued interest receivable  ...............................       1,647,601
Other assets  ..............................................          10,099
                                                              -----------------
  Total assets  ............................................     224,100,958
                                                              -----------------

LIABILITIES:
Reverse repurchase agreements payable  .....................      71,125,000
Accrued investment management fee  .........................          65,454
Accrued administrative fee  ................................          26,182
Accrued interest  ..........................................         155,418
Other accrued expenses  ....................................           5,486
                                                              -----------------
  Total liabilities  .......................................      71,377,540
                                                              -----------------
  Net assets applicable to outstanding capital stock  ......     $152,723,418
                                                              -----------------
                                                              -----------------

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital  ..............     $169,709,749
Undistributed net investment income  .......................         954,717
Accumulated net realized loss on investments  ..............     (18,222,598)
Net unrealized appreciation of investments  ................         281,550
                                                              -----------------

  Total - representing net assets applicable to capital
    stock  .................................................     $152,723,418
                                                              -----------------
                                                              -----------------
* Investments in securities at identified cost  ............     $221,978,654
                                                              -----------------
                                                              -----------------

NET ASSET VALUE AND MARKET PRICE:
Net assets  ................................................     $152,723,418
Shares outstanding (authorized 1 billion shares of $0.01 par
  value)  ..................................................      11,877,383
Net asset value  ...........................................     $     12.86
Market price  ..............................................     $     12.31

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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             4  1999 Semiannual Report - American Select Portfolio

--------------------------------------------------------------------------------

                      STATEMENT OF OPERATIONS For the Six Months Ended May 31, 1999
 ................................................................................

INCOME:
Interest (net of interest expense of $1,575,865) ...........     $ 6,874,622
                                                              -----------------

EXPENSES (NOTE 3):
Investment management fee  .................................         387,703
Administrative fee  ........................................         155,081
Custodian and accounting fees  .............................          54,949
Transfer agent fees  .......................................          11,218
Reports to shareholders  ...................................          31,015
Mortgage servicing fees  ...................................         131,939
Directors' fees  ...........................................           1,496
Audit and legal fees  ......................................          34,929
Other expenses  ............................................          19,352
                                                              -----------------
  Total expenses  ..........................................         827,682
    Less expenses paid indirectly  .........................         (10,099)
                                                              -----------------

  Total net expenses  ......................................         817,583
                                                              -----------------

  Net investment income  ...................................       6,057,039
                                                              -----------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
 (NOTE 4):
Net realized gain on investments in securities  ............         359,036
Net realized gain on real estate owned  ....................          15,223
                                                              -----------------

  Net realized gain on investments  ........................         374,259
Net change in unrealized appreciation or depreciation of
  investments  .............................................      (1,496,928)
                                                              -----------------

  Net loss on investments  .................................      (1,122,669)
                                                              -----------------

    Net increase in net assets resulting from operations
       .....................................................     $ 4,934,370
                                                              -----------------
                                                              -----------------

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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             5  1999 Semiannual Report - American Select Portfolio

--------------------------------------------------------------------------------

                      STATEMENT OF CASH FLOWS For the Six Months Ended May 31, 1999
 ................................................................................

CASH FLOWS FROM OPERATING ACTIVITIES:
Interest income ............................................     $ 6,874,622
Net expenses ...............................................        (817,583)
                                                              -----------------
  Net investment income ....................................       6,057,039
                                                              -----------------

Adjustments to reconcile net investment income to net cash
  provided by operating activities:
  Change in accrued interest receivable ....................         (79,747)
  Net amortization of bond discount and premium ............         200,869
  Change in accrued fees and expenses ......................          23,874
  Change in other assets ...................................         (10,099)
                                                              -----------------
    Total adjustments ......................................         134,897
                                                              -----------------

    Net cash provided by operating activities ..............       6,191,936
                                                              -----------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of investments .........................      32,774,073
Purchases of investments ...................................     (46,323,732)
Net purchases of short-term securities .....................         (84,370)
                                                              -----------------

    Net cash used by investing activities ..................     (13,634,029)
                                                              -----------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from reverse repurchase agreements ............      14,125,000
Retirement of fund shares ..................................        (794,277)
Distributions paid to shareholders .........................      (6,255,095)
                                                              -----------------

    Net cash provided by financing activities ..............       7,075,628
                                                              -----------------
Net decrease in cash .......................................        (366,465)
Cash at beginning of period ................................         549,519
                                                              -----------------

    Cash at end of period ..................................     $   183,054
                                                              -----------------
                                                              -----------------

Supplemental disclosure of cash flow information:
  Cash paid for interest on reverse repurchase
    agreements .............................................     $ 1,560,573
                                                              -----------------
                                                              -----------------

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

             6  1999 Semiannual Report - American Select Portfolio

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                 SIX MONTHS
                                                                ENDED 5/31/99        YEAR ENDED
                                                                 (UNAUDITED)          11/30/98
                                                              -----------------   -----------------
OPERATIONS:
Net investment income  .....................................     $ 6,057,039         $12,494,905
Net realized gain on investments  ..........................         374,259           3,861,662
Net change in unrealized appreciation or depreciation of
  investments  .............................................      (1,496,928)         (2,246,226)
                                                              -----------------   -----------------

  Net increase in net assets resulting from operations  ....       4,934,370          14,110,341
                                                              -----------------   -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income  ................................      (6,255,095)        (13,151,251)
                                                              -----------------   -----------------

CAPITAL SHARE TRANSACTIONS (NOTE 6):
Decrease in net assets from capital share transactions  ....        (794,277)        (17,260,295)
                                                              -----------------   -----------------
  Total decrease in net assets  ............................      (2,115,002)        (16,301,205)

Net assets at beginning of period  .........................     154,838,420         171,139,625
                                                              -----------------   -----------------

Net assets at end of period  ...............................     $152,723,418        $154,838,420
                                                              -----------------   -----------------
                                                              -----------------   -----------------

Undistributed net investment income  .......................     $   954,717         $ 1,152,773
                                                              -----------------   -----------------
                                                              -----------------   -----------------

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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             7  1999 Semiannual Report - American Select Portfolio

               NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ............................
                      American Select Portfolio Inc. (the fund) is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end management investment company. The fund emphasizes investments in mortgage-related assets that directly or indirectly represent a participation in or are secured by and payable from mortgage loans. It may also invest in asset-backed securities, U.S. government securities, corporate debt securities, municipal obligations, unregistered securities and mortgage servicing rights. In addition, the fund may borrow using reverse repurchase agreements and revolving credit facilities. Fund shares are listed on the New York Stock Exchange under the symbol SLA.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ............................
                      INVESTMENTS IN SECURITIES
                      Portfolio securities for which market quotations are readily available are valued at current market value. If market quotations or valuations are not readily available, or if such quotations or valuations are believed to be inaccurate, unreliable or not reflective of market value, portfolio securities are valued according to procedures adopted by the fund's board of directors in good faith at "fair value", that is, a price that the fund might reasonably expect to receive for the security or other asset upon its current sale.

                      The current market value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

                      The fund's investments in whole loans (single family, multifamily and commercial), participation mortgages and mortgage servicing rights are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at "fair value" according to procedures adopted by the fund's board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted pursuant to a First American Asset Management pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans, participation mortgages or mortgage servicing rights, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week. Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile and the historical payment record. Valuations of whole loans, mortgage participations and mortgage servicing rights are determined no less frequently than weekly.

--------------------------------------------------------------------------------

             8  1999 Semiannual Report - American Select Portfolio

--------------------------------------------------------------------------------

                      Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Interest income, including amortization of bond discount and premium, is recorded on an accrual basis.

                      WHOLE LOANS AND PARTICIPATION MORTGAGES
                      Whole loans and participation mortgages may bear a greater risk of loss arising from a default on the part of the borrower of the underlying loans than do traditional mortgage-backed securities. This is because whole loans and participation mortgages, unlike most mortgage-backed securities, generally are not backed by any government guarantee or private credit enhancement. Such risk may be greater during a period of declining or stagnant real estate values. In addition, the individual loans underlying whole loans and participation mortgages may be larger than the loans underlying mortgage-backed securities. With respect to participation mortgages, the fund generally will not be able to unilaterally enforce its rights in the event of a default, but rather will be dependent on the cooperation of the other participation holders.

                      At May 31, 1999, loans representing 0.14% of net assets were 60 days or more delinquent as to the timely monthly payment of principal. Such delinquencies relate solely to single family whole loans and represent 0.82% of total single family principal outstanding at May 31, 1999. The fund does not record past due interest as income until received. The fund may incur certain costs and delays in the event of a foreclosure. Also, there is no assurance that the subsequent sale of the property will produce an amount equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the accrued unpaid interest and all of the foreclosure expenses. In this case, the fund may suffer a loss. The fund recognized net realized gains of $15,223 or $0.001 per share on real estate sold during the six months ended May 31, 1999.

                      Real estate acquired through foreclosure, if any, is recorded at estimated fair value. The fund may receive rental or other income as a result of holding real estate. In addition, the fund may incur expenses associated with maintaining any real estate owned. On May 31, 1999, the fund owned no real estate.

                      SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                      Delivery and payment for securities that have been purchased by the fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The fund segregates, with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund's net asset value if the fund makes such purchases while remaining substantially fully invested. As of May 31, 1999, the fund had no outstanding when-issued or forward commitments.

--------------------------------------------------------------------------------

             9  1999 Semiannual Report - American Select Portfolio

--------------------------------------------------------------------------------

                      FEDERAL TAXES
                      The fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The fund intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

                      The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the fund.

                      DISTRIBUTIONS TO SHAREHOLDERS
                      Distributions from net investment income are made monthly and realized capital gains, if any, will be distributed at least annually. These distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or, pursuant to the fund's dividend reinvestment plan, reinvested in additional shares of the fund's capital stock. Under the plan, fund shares will be purchased in the open market unless the market price plus commissions exceeds the net asset value by 5% or more. If, at the close of business on the dividend payment date, the shares purchased in the open market are insufficient to satisfy the dividend reinvestment requirement, the fund will issue new shares at a discount of up to 5% from the current market price.

                      REPURCHASE AGREEMENTS AND OTHER SHORT-TERM SECURITIES
                      For repurchase agreements entered into with certain broker-dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default. In addition to repurchase agreements, the fund may invest in money market funds advised by the fund's advisor.

                      USE OF ESTIMATES
                      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) EXPENSES
 ............................
                      INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
                      On August 10, 1998, the fund entered into an investment advisory agreement with U.S. Bank National Association (U.S. Bank), acting through its division, First American Asset Management. Prior thereto, Piper Capital Management Incorporated (Piper Capital), which was acquired by U.S.

--------------------------------------------------------------------------------

             10  1999 Semiannual Report - American Select Portfolio

--------------------------------------------------------------------------------
                      Bancorp on May 1, 1998, had served as the fund's advisor. U.S. Bank also serves as the fund's administrator under an administration agreement effective May 1, 1998. Prior thereto, Piper Capital provided services under an administration agreement through April 30, 1998.

                      The investment advisory agreement provides the advisor with a monthly investment management fee in an amount equal to an annualized rate of 0.50% of the fund's average weekly net assets. For its fee, the advisor provides investment advice and conducts the management and investment activity of the fund.

                      The administration agreement provides the administrator with a monthly fee in an amount equal to an annualized rate of 0.20% of the fund's average weekly net assets. For its fee, the administrator will provide regulatory, reporting and record-keeping services for the fund.

                      MORTGAGE SERVICING FEES
                      The fund enters into mortgage servicing agreements with mortgage servicers for whole loans and participation mortgages. For a fee, mortgage servicers maintain loan records, such as insurance and taxes and the proper allocation of payments between principal and interest.

                      OTHER FEES AND EXPENSES
                      In addition to the investment management, administrative and mortgage servicing fees, the fund is responsible for paying most other operating expenses, including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; expenses related to real estate owned; fees to outside parties retained to assist in conducting due diligence; taxes and other miscellaneous expenses. During the six months ended May 31, 1999, the fund paid $15,402 for custody services to U.S. Bank.

                      EXPENSES PAID INDIRECTLY
                      Expenses paid indirectly represent reimbursements of custodian fees received from mortgage servicers of $10,099.

(4) INVESTMENT
    SECURITY
    TRANSACTIONS
 ............................
                      Cost of purchases and proceeds from sales of securities and real estate, other than temporary investments in short-term securities, for the six months ended May 31, 1999 aggregated $46,122,863 and $32,774,073, respectively.
                      Included in proceeds from sales is $93,005 from sales of real estate owned. Included in net realized gains are $305,477 from prepayment penalties on multifamily loans.

--------------------------------------------------------------------------------

             11  1999 Semiannual Report - American Select Portfolio

--------------------------------------------------------------------------------

(5) CAPITAL LOSS
    CARRYOVER
 ............................
                      For federal income tax purposes, the fund had capital loss carryovers at November 30, 1998, which, if not offset by subsequent capital gains, will expire on the fund's fiscal year-ends as indicated below. It is unlikely the board of directors will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expire.

                                          CAPITAL LOSS
                                            CARRYOVER     EXPIRATION
                                          -------------   ----------
                                           $  5,107,172      2002
                                             13,489,685      2003
                                          -------------
                                           $ 18,596,857
                                          -------------
                                          -------------

(6) CAPITAL SHARE
    TRANSACTIONS
 ............................
                      REPURCHASE OFFER
                      In 1997, the fund offered to purchase up to 10% of its outstanding shares at net asset value. The percentage of outstanding shares tendered, the number of shares tendered, the repurchase price per share and proceeds (including tender fees) paid by the fund were as follows:

 PERCENTAGE      SHARES      REPURCHASE
  TENDERED      TENDERED        PRICE      PROCEEDS PAID
 ----------   ------------   -----------   -------------
    10%          1,328,284      $12.88     $  17,108,297

                      RETIREMENT OF FUND SHARES
                      The fund's board of directors has approved a plan to repurchase shares of the fund in the open market and retire those shares. Repurchases may only be made when the previous day's closing market value was at a discount from net asset value. Daily repurchases are limited to 25% of the previous four weeks average daily trading volume on the New York Stock Exchange. Under the current plan, cumulative repurchases in the fund cannot exceed 597,784 (5% of the outstanding shares as of September 9, 1998). The board of directors will review the plan every six months. The plan was last reviewed and reapproved by the board of directors on June 3, 1999.

                      Pursuant to the plan, the fund repurchased and retired the following:

                           % OF OUTSTANDING                   WEIGHTED AVERAGE
 PERIOD ENDED    SHARES         SHARES            COST        DISCOUNT TO NAV
 ------------   --------   ----------------   -------------   ----------------
   5/31/99        65,700          0.55%       $     794,277          7.52%
   11/30/98       12,600          0.11%       $     151,998          6.35%

--------------------------------------------------------------------------------

             12  1999 Semiannual Report - American Select Portfolio

--------------------------------------------------------------------------------

(7) FINANCIAL
    HIGHLIGHTS
 ............................
                      Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

                                          Six Months
                                             Ended          Year          Year        Year        Year        Year
                                            5/31/99         Ended         Ended       Ended       Ended       Ended
                                          (Unaudited)   11/30/98 (e)    11/30/97    11/30/96    11/30/95    11/30/94
                                          -----------   -------------   ---------   ---------   ---------   ---------
PER-SHARE DATA
Net asset value, beginning of period ...     $12.96         $12.88        $12.66      $12.86      $11.62      $13.74
                                          -----------       ------      ---------   ---------   ---------   ---------
Operations:
  Net investment income ................       0.51           1.06          1.05        1.02        1.09        1.22
  Net realized and unrealized gains
    (losses) on investments ............      (0.08)          0.12          0.21       (0.14)       1.28       (2.21)
                                          -----------       ------      ---------   ---------   ---------   ---------
    Total from operations ..............       0.43           1.18          1.26        0.88        2.37       (0.99)
                                          -----------       ------      ---------   ---------   ---------   ---------
Distributions to shareholders:
  From net investment income ...........      (0.53)         (1.10)        (1.04)      (1.08)      (1.13)      (1.13)
                                          -----------       ------      ---------   ---------   ---------   ---------
Net asset value, end of period .........     $12.86         $12.96        $12.88      $12.66      $12.86      $11.62
                                          -----------       ------      ---------   ---------   ---------   ---------
                                          -----------       ------      ---------   ---------   ---------   ---------
Per-share market value, end of
  period ...............................     $12.31         $12.13        $11.75      $11.00      $11.00      $10.38
                                          -----------       ------      ---------   ---------   ---------   ---------
                                          -----------       ------      ---------   ---------   ---------   ---------
SELECTED INFORMATION
Total return, net asset value (a) ......       3.29%          9.51%        10.44%       7.27%      21.22%      (7.48)%
Total return, market value (b) .........       6.02%         13.12%        16.97%      10.53%      17.36%     (20.78)%
Net assets at end of period (in
  millions)                                  $  153         $  155        $  171      $  168      $  172      $  157
Ratio of expenses to average weekly net
  assets including interest expense
  (c) ..................................       3.10%(f)       3.34%         3.56%       3.30%       3.76%       2.66%
Ratio of expenses to average weekly net
  assets excluding interest expense
  (c) ..................................       1.07%(f)       1.09%         1.07%       1.03%       1.08%       1.12%
Ratio of net investment income to
  average weekly net assets ............       7.81%(f)       8.08%         8.36%       8.11%       8.85%       9.61%
Portfolio turnover rate (excluding
  short-term securities) ...............         16%            41%           86%         30%         73%        110%
Amount of borrowings outstanding at end
  of period (in millions) ..............     $   71         $   57        $   68      $   65      $   65      $   65
Per-share amount of borrowings
  outstanding at end of period .........     $ 5.99         $ 4.77        $ 5.12      $ 4.91      $ 4.87      $ 4.80
Per-share amount of net assets,
  excluding borrowings, at end of
  period ...............................     $18.85         $17.73        $18.00      $17.57      $17.73      $16.42
Asset coverage ratio (d) ...............        315%           372%          352%        358%        364%        342%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) INCLUDES 0.02% AND 0.05% FROM FEDERAL EXCISE TAXES IN FISCAL YEARS 1995 AND 1994, RESPECTIVELY.
(d) REPRESENTS NET ASSETS, EXCLUDING BORROWINGS, AT END OF PERIOD DIVIDED BY BORROWINGS OUTSTANDING AT END OF PERIOD.
(e) EFFECTIVE AUGUST 10, 1998, THE ADVISOR WAS CHANGED FROM PIPER CAPITAL TO U.S. BANK.
(f)  ANNUALIZED.

--------------------------------------------------------------------------------

             13  1999 Semiannual Report - American Select Portfolio

                     INVESTMENTS IN SECURITIES (UNAUDITED)
--------------------------------------------------------------------------------


AMERICAN SELECT PORTFOLIO                                                        May 31, 1999
 ...................................................................................................................

                                                             Date                                          Market
Description of Security                                    Acquired   Par Value           Cost           Value (a)
---------------------------------------------------------  --------  -----------      ------------      ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)
U.S. GOVERNMENT AND AGENCY SECURITIES (32.0%):
  U.S. AGENCY MORTGAGE-BACKED SECURITIES (11.5%):
    FIXED RATE (11.5%):
      6.50%, FNMA, 5/17/29 ..............................   5/4/99   $18,000,000(b)   $ 17,867,916      $ 17,578,080
                                                                                                        ------------
  U.S. GOVERNMENT SECURITIES (20.5%):
      6.63%, U.S. Treasury Note, 3/31/02 ................  9/22/98    30,500,000(b)     31,908,641        31,331,735
                                                                                                        ------------
        Total U.S. Government and Agency Securities  ....                               49,776,557        48,909,815
                                                                                                        ------------
WHOLE LOANS (C,D,E) (112.7%):
  COMMERCIAL LOANS (20.6%):
      Advance Circuits and Hopkins II Business Center,
        8.71%, 11/1/01 ..................................  10/11/96    3,334,157         3,333,638         3,394,368
      Broadway Place, 9.00%, 6/1/01 .....................  12/15/97    3,447,140         3,447,140         3,509,202
      Case Business Park, 9.08%, 6/1/02 .................  5/20/99     3,570,000         3,570,000         3,677,100
      Community Coffee Office Building, 8.90%, 6/1/01 ...  10/3/97     4,600,257         4,600,257         4,723,452
      Corporate Center Northborough, 7.95%, 10/1/03 .....   9/9/98     5,000,000         4,987,500         5,000,445
      Oasis at the Waterfront, 9.50%, 5/1/00 ............  4/30/97     1,628,641         1,628,641         1,628,641
      Parkway Business Center, 7.75%, 11/1/03 ...........  10/22/98    3,750,000         3,750,000         3,695,661
      Rodeo Shops, 9.15%, 6/1/07 ........................  5/29/97     1,320,598         1,320,598         1,367,605
      The Kislak Building, 8.45%, 7/1/02 ................  6/17/97     1,715,333         1,715,333         1,766,792
      Victory Packaging Facility, 8.00%, 6/1/13 .........  5/27/98     2,828,857         2,828,857         2,760,712
                                                                                                        ------------
                                                                                        31,181,964        31,523,978
                                                                                                        ------------
  MULTIFAMILY LOANS (75.3%):
      Bridge Court Apartments, 10.13%, 5/1/09 ...........  4/21/94     1,775,568         1,757,812         1,242,898
      Bryant Square Apartments, 8.75%, 4/1/01 ...........  3/15/94     1,118,808(b)      1,103,642         1,130,740
      Candlelite Apartments, 8.75%, 3/1/01 ..............  2/28/94     1,487,955         1,477,172         1,521,276
      Cape Cod Apartments, 7.40%, 2/1/08 ................  1/16/98     1,828,058(b)      1,828,058         1,770,984
      Casa Del Vista Apartments, 8.75%, 1/1/01 ..........  12/30/93    2,049,576(b)      2,036,945         2,082,872
      Castle Arms Apartments, 8.13%, 4/1/06 .............  3/19/99       998,970           998,970         1,006,136
      Centre Court, White Oaks, and Green Acres
        Apartments, 8.75%, 1/1/09 .......................  12/30/98    4,134,396         4,134,396         4,336,200
      Chapel Hill Apartments, 9.38%, 8/1/01 .............  7/29/94       893,439           885,229           922,752
      Continental Gardens Apartments, 8.90%, 3/1/04 .....  2/14/94     1,912,602(b)      1,901,605         1,986,132
      Cottonwood Villas Apartments, 9.00%, 10/1/01 ......  9/24/98     1,645,000         1,628,550         1,661,450
      El Conquistador Apartments, 7.75%, 4/1/09 .........  3/24/99     2,897,953         2,897,953         2,856,711

                                                             Date      Shares/                             Market
Description of Security                                    Acquired   Par Value           Cost           Value (a)
---------------------------------------------------------  --------  -----------      ------------      ------------
      Emerald Shores Apartments, 7.60%, 12/1/08 .........  11/4/98   $ 3,218,939      $  3,218,939      $  3,146,369
      Evergreen Square Apartments, 8.75%, 12/1/00 .......  12/1/93     2,119,036(b)      2,097,845         2,182,607
      Foothills West Apartments, 8.75%, 2/1/01 ..........   2/1/94     2,092,249(b)      2,078,445         2,108,866
      Glen Hollow Apartments, 9.00%, 4/1/01 .............  3/30/94     5,388,734(b)      5,361,694         5,534,155
      Greenwood Residences, 7.75%, 4/1/08 ...............  3/12/98     2,377,106(b)      2,377,106         2,338,124
      Hidden Colony Apartments, 9.00%, 4/1/01 ...........  3/22/94     3,191,189(b)      3,168,772         3,203,073
      Hunters Meadows Apartments, 8.25%, 2/1/03 .........  1/18/96     5,109,369         5,054,933         5,185,570
      La Arboleda Apartments, 8.75%, 1/1/01 .............  12/29/93    3,978,085(b)      3,954,858         4,042,709
      Lakeville Apartments, 8.00%, 5/1/08 ...............  4/24/98     2,516,618         2,516,618         2,526,277
      LaPrada and Club at Springlake Apartments, 7.60%,
        9/1/03 ..........................................  8/27/98    14,714,494        14,714,494        14,526,278
      Meadow Glenn Apartments, 8.50%, 2/1/07 ............  1/30/97     2,283,253(b)      2,283,253         2,344,184
      Oak Valley, Canyon Creek and Regional Apartments I,
        8.25%, 10/1/01 ..................................  9/30/98    10,014,159        10,014,159        10,214,442
      Oak Valley, Canyon Creek and Regional Apartments
        II, 14.00%, 10/1/01 .............................  9/30/98     3,020,000         3,020,000         2,676,671
      Old Orchard Apartments, 8.75%, 12/1/00 ............  12/16/93    9,628,243(b)      9,596,975         9,832,795
      Revere Apartments, 7.40%, 5/9/01 ..................  4/22/99     1,300,000         1,300,000         1,245,807
      Rush Creek Apartments, 7.73%, 4/1/99 ..............   4/5/94     2,482,365         2,454,793         2,482,365
      Sheridan Ponds Apartments, 8.70%, 1/1/07 ..........  12/18/96    7,301,357(b)      7,264,850         7,574,625
      Sierra Vista Apartments, 9.50%, 2/1/01 ............  1/18/94     1,332,032(b)      1,318,711         1,356,470
      Somerset Place Apartments, 9.00%, 4/1/04 ..........   4/8/94     2,262,772         2,245,801         2,129,248
      The Oaks of Lake Bluff Apartments, 8.75%,
        4/1/01 ..........................................   3/8/94     2,676,799(b)      2,649,553         2,738,205
      Timber Forest Apartments, 8.75%, 2/1/01 ...........  1/14/94     1,145,048         1,131,816         1,164,318
      Willow Creek Apartments, 8.50%, 2/1/07 ............  1/30/97     5,769,511(b)      5,769,512         5,923,476
                                                                                                        ------------
                                                                                       114,243,459       114,994,785
                                                                                                        ------------
  SINGLE FAMILY LOANS (16.8%):
      Norwest IX, 7.88%, 5/1/22 .........................  8/29/97     8,192,396         8,106,332         8,203,723
      Norwest VIII, 8.00%, 8/4/22                           6/4/97     6,428,597         6,300,532         6,384,243
      Norwest X, 7.77%, 4/1/23 ..........................  3/12/98     5,962,923         5,976,041         5,840,561
      Norwest XVI, 7.18%, 11/1/26 .......................   3/4/99     3,163,531         3,074,952         3,075,850
      Norwest XVII, 6.94%, 2/12/25 ......................  5/20/99     2,147,515         2,069,648         2,078,080
                                                                                                        ------------
                                                                                        25,527,505        25,582,457
                                                                                                        ------------
        Total Whole Loans  ..............................                              170,952,928       172,101,220
                                                                                                        ------------
SHORT-TERM SECURITIES (0.8%):
      First American Prime Obligations Fund .............  5/31/99     1,249,169(f)      1,249,169         1,249,169
                                                                                                        ------------
        Total Investments in Securities (g)  ............                             $221,978,654      $222,260,204
                                                                                                        ------------
                                                                                                        ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             14  1999 Semiannual Report - American Select Portfolio

--------------------------------------------------------------------------------

NOTES TO INVESTMENTS IN SECURITIES
(a)  SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO
     THE FINANCIAL STATEMENTS
(b)  ON MAY 31, 1999, SECURITIES VALUED AT $97,714,852 WERE PLEDGED AS
     COLLATERAL FOR THE FOLLOWING OUTSTANDING REVERSE REPURCHASE
     AGREEMENTS:

                                                                       NAME OF BROKER
                        ACQUISITION                        ACCRUED     AND DESCRIPTION
             AMOUNT       DATE       RATE*        DUE     INTEREST      OF COLLATERAL
           -----------  ---------  ----------  ---------  ---------  -------------------
           $10,600,000   5/17/99        4.85%    6/16/99  $  21,421              (1)
            14,000,000   5/17/99        4.85%    6/16/99     28,291              (1)
            24,500,000   5/17/99        5.79%    6/16/99     59,091              (2)
             5,000,000   5/17/99        5.79%    6/16/99     12,059              (2)
            17,025,000   5/17/99        4.87%    6/16/99     34,556              (3)
           -----------                                    ---------
           $71,125,000                                    $ 155,418
           -----------                                    ---------
           -----------                                    ---------

* INTEREST RATE AS OF MAY 31, 1999. RATES ARE BASED ON THE LONDON INTERBANK OFFERED RATE (LIBOR) AND RESET MONTHLY.

Name of broker and description of collateral:
         (1) NOMURA;
            U.S. TREASURY NOTE, 6.63%, 3/31/02, $23,350,000 PAR
         (2) NOMURA;
            BRYANT SQUARE APARTMENTS, 8.75%, 4/1/01, $1,118,808 PAR
            CAPE COD APARTMENTS, 7.40%, 2/1/08, $1,828,058 PAR
            CASA DEL VISTA APARTMENTS, 8.75%, 1/1/01, $2,049,576 PAR CONTINENTAL GARDENS APARTMENTS, 8.90%, 3/1/04, $1,912,602 PAR EVERGREEN SQUARE APARTMENTS, 8.75%, 12/1/00, $2,119,036 PAR FOOTHILLS WEST APARTMENTS, 8.75%, 2/1/01, $2,092,249 PAR
            GLEN HOLLOW APARTMENTS, 9.00%, 4/1/01, $5,388,734 PAR
            GREENWOOD RESIDENCES, 7.75%, 4/1/08, $2,377,106 PAR
            HIDDEN COLONY APARTMENTS, 9.00%, 4/1/01, $3,191,189 PAR
            LA ARBOLEDA APARTMENTS, 8.75%, 1/1/01, $3,978,085 PAR
            MEADOW GLENN APARTMENTS, 8.50%, 2/1/07, $2,283,253 PAR
            OLD ORCHARD APARTMENTS, 8.75%, 12/1/00, $9,628,243 PAR
            SHERIDAN PONDS APARTMENTS, 8.70%, 1/1/07, $7,301,357 PAR
            SIERRA VISTA APARTMENTS, 9.50%, 2/1/01, $1,332,032 PAR
            THE OAKS OF LAKE BLUFF APARTMENTS, 8.75%, 4/1/01, $2,676,799 PAR WILLOW CREEK APARTMENTS, 8.50%, 2/1/07, $5,769,511 PAR

         (3) MORGAN STANLEY DEAN WITTER;
           FNMA, 6.50%, 5/17/29, $18,000,000 PAR

(c) INTEREST RATES ON COMMERCIAL AND MULTIFAMILY LOANS ARE THE RATES IN EFFECT ON MAY 31, 1999. INTEREST RATES AND MATURITY DATES DISCLOSED ON SINGLE FAMILY LOANS REPRESENT THE WEIGHTED AVERAGE COUPON AND WEIGHTED AVERAGE MATURITY FOR THE UNDERLYING MORTGAGE LOANS AS OF MAY 31, 1999.
(d) COMMERCIAL AND MULTIFAMILY LOANS ARE DESCRIBED BY THE NAME OF THE MORTGAGED PROPERTY. POOLS OF SINGLE FAMILY LOANS ARE DESCRIBED BY THE NAME OF THE INSTITUTION FROM WHICH THE LOANS WERE PURCHASED. THE GEOGRAPHICAL LOCATION OF THE MORTGAGED PROPERTIES AND, IN THE CASE OF SINGLE FAMILY, THE NUMBER OF LOANS, IS PRESENTED BELOW.

Commercial Loans:
         ADVANCE CIRCUITS AND HOPKINS II BUSINESS CENTER - HOPKINS, MN BROADWAY PLACE - ALBUQUERQUE, NM
         CASE BUSINESS PARK - PHOENIX, AZ
         COMMUNITY COFFEE OFFICE BUILDING - BATON ROUGE, LA
         CORPORATE CENTER NORTHBOROUGH - HOUSTON, TX
         OASIS AT THE WATERFRONT - SCOTTSDALE, AZ
         PARKWAY BUSINESS CENTER - POWAY, CA
         RODEO SHOPS - MIAMI, FL
         THE KISLAK BUILDING - WOODBRIDGE TOWNSHIP, NJ
         VICTORY PACKAGING FACILITY - PHEONIX, AZ

Multifamily Loans:
         BRIDGE COURT APARTMENTS - OWATONNA, MN
         BRYANT SQUARE APARTMENTS - EDMUND, OK
         CANDLELITE APARTMENTS - GRANDVIEW, MO
         CAPE COD APARTMENTS - OKLAHOMA CITY, OK
         CASA DEL VISTA APARTMENTS - CARSON CITY, NV
         CASTLE ARMS APARTMENTS - AUSTIN, TX
         CENTRE COURT, WHITE OAKS, AND GREEN ACRES APARTMENTS - NORTH CANTON AND
           MASSILLON, OH
         CHAPEL HILL APARTMENTS - KANSAS CITY, MO
         CONTINENTAL GARDENS APARTMENTS - GRAND ISLAND, NE
         COTTONWOOD VILLAS APARTMENTS - MESA, AZ
         EL CONQUISTADOR APARTMENTS - TUCSON, AZ
         EMERALD SHORES APARTMENTS - PHOENIX, AZ
         EVERGREEN SQUARE APARTMENTS - BUFFALO, MN
         FOOTHILLS WEST APARTMENTS - EL PASO, TX
         GLEN HOLLOW APARTMENTS - CHARLOTTE, NC
         GREENWOOD RESIDENCES - MITON, WA
         HIDDEN COLONY APARTMENTS - DORAVILLE, GA
         HUNTERS MEADOWS APARTMENTS - COLORADO SPRINGS, CO
         LA ARBOLEDA APARTMENTS - SAN ANTONIO, TX
         LAKEVILLE APARTMENTS - LAKEVILLE, MN
         LAPRADA AND CLUB AT SPRINGLAKE APARTMENTS - MESQUITE AND HAMILTON CITY,
           TX
         MEADOW GLENN APARTMENTS - MIDWEST CITY, OK
         OAK VALLEY, CANYON CREEK AND REGIONAL APARTMENTS I - ARLINGTON, TX
         OAK VALLEY, CANYON CREEK AND REGIONAL APARTMENTS II - ARLINGTON, TX
         OLD ORCHARD APARTMENTS - GRAND RAPIDS, MI
         REVERE APARTMENTS - REVERE, MA
         RUSH CREEK APARTMENTS - HOUSTON, TX
         SHERIDAN PONDS APARTMENTS - TULSA, OK
         SIERRA VISTA APARTMENTS - BOISE, ID
         SOMERSET PLACE APARTMENTS - TUCSON, AZ
         THE OAKS OF LAKE BLUFF APARTMENTS - LAKE BLUFF, IL
         TIMBER FOREST APARTMENTS - PLANO, TX
         WILLOW CREEK APARTMENTS - MIDWEST CITY, OK

Single Family Loans:
         NORWEST IX - 76 LOANS, UNITED STATES
         NORWEST VIII - 55 LOANS, UNITED STATES
         NORWEST X - 43 LOANS, UNITED STATES
         NORWEST XVI - 25 LOANS, UNITED STATES
         NORWEST XVII - 19 LOANS, UNITED STATES

(e) SECURITIES PURCHASED AS PART OF A PRIVATE PLACEMENT WHICH HAVE NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES ACT OF 1933 AND ARE CONSIDERED TO BE ILLIQUID. ON MAY 31, 1999, THE TOTAL MARKET VALUE OF THESE INVESTMENTS WAS $172,101,220 OR 112.7% OF TOTAL NET ASSETS.
(f) THIS MONEY MARKET FUND IS ADVISED BY U.S. BANK NATIONAL ASSOCIATION WHO ALSO SERVES AS ADVISOR FOR THIS FUND. SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(g) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES, INCLUDING REAL ESTATE OWNED, BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $  2,833,331
      GROSS UNREALIZED DEPRECIATION ......    (2,551,781)
                                            ------------
        NET UNREALIZED APPRECIATION ......  $    281,550
                                            ------------
                                            ------------

--------------------------------------------------------------------------------

             15  1999 Semiannual Report - American Select Portfolio

               SHAREHOLDER UPDATE
--------------------------------------------------------------------------------

                      SHARE REPURCHASE PROGRAM
                      Your fund's board of directors has approved a share repurchase program, which enables the fund to "buy back" shares of its common stock in the open market. Repurchases may only be made when the previous day's closing market price per share was at a discount from net asset value. Repurchases cannot exceed 5% of the fund's current outstanding shares.

                      WHAT EFFECT WILL THIS PROGRAM HAVE ON SHAREHOLDERS?
                      We do not expect any adverse impact on the advisor's ability to manage the fund. Because repurchases will be at a price below net asset value, remaining shares outstanding may experience a slight increase in net asset value. Although the effect of share repurchases on the market price is less certain, the board of directors believes the program may have a favorable effect on the market price of fund shares. We do not anticipate any material increase in the fund's expense ratio.

                      WHEN WILL SHARES BE REPURCHASED?
                      Share repurchases may be made from time to time and may be discontinued at any time. Share repurchases are not mandatory when fund shares are trading at a discount from net asset value; all repurchases will be at the discretion of the fund's investment advisor. The board of directors' decision whether to continue the share repurchase program will be reported in the next shareholder report.

                      HOW WILL SHARES BE REPURCHASED?
                      We expect to finance the repurchase of shares by liquidating portfolio securities or using current cash balances. We do not anticipate borrowing in order to finance share repurchases.

                      CHANGE OF ACCOUNTANTS
                      On September 9, 1998, the fund's board of directors, upon the recommendation of the audit committee, appointed Ernst & Young LLP as the independent accountants for the fund for the fiscal year ending November 30, 1999, and dismissed KPMG Peat Marwick LLP ("KPMG"). KPMG's reports on the fund's financial statements for the past two years have not contained an adverse opinion or a disclaimer of opinion, and have not been qualified as to uncertainty, audit scope, or accounting principles. In addition, there have not been any disagreements with KPMG during the fund's two most recent fiscal years on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of KPMG, would have caused it to make a reference to the subject matter of the disagreement in connection with its reports.

                      YEAR 2000 UPDATE
                      Like other mutual funds and business and financial organizations, the fund could be adversely affected if the computer systems used by the fund's advisor, other service providers and entities with computer systems that are linked to fund records do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the fund, the fund's administrator has undertaken a program designed to assess and monitor the steps being taken by the fund's service providers to address

--------------------------------------------------------------------------------

             16  1999 Semiannual Report - American Select Portfolio

--------------------------------------------------------------------------------
                      year 2000 issues. This program includes seeking assurances from service providers that their systems are or will be year 2000 compliant and reviewing service providers' test results for year 2000 compliance. The administrator and the advisor also report regularly to the fund's board of directors concerning their own and other service providers' progress toward year 2000 readiness. Although these reports indicate that service providers are or expect to be year 2000 compliant, there can be no assurance that this will be the case in all instances or that year 2000 difficulties experienced by others in the financial services industry will not impact the fund. In addition, there can be no assurance that year 2000 difficulties will not have an adverse effect on the fund's investment or on global markets or economies, generally. The fund is not bearing any of the expenses incurred by its service providers in preparing for the year 2000 or in reporting on these matters to the fund's board of directors.

--------------------------------------------------------------------------------

             17  1999 Semiannual Report - American Select Portfolio

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           AMERICAN SELECT PORTFOLIO

           1999  SEMIANNUAL REPORT














7/1999     298-99

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